Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Summary of remuneration of directors and the senior management team

	2019	2018
	$	$

Salaries and employee benefits	1,325,004	1,746,024
Termination benefits	—	114,750
Directors’ fees	136,875	113,132
Share-based compensation	1,204,533	959,234
	2,666,412	2,933,140